BALANCE SHEETS - USD ($)	Jul. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
CURRENT ASSETS
Cash	$ 4,851	$ 673,181	$ 19,778
Accounts receivable	0	3,802	0
Prepaid fees	0	668	0
Insurance deposits	101,366	0
Prepaid consulting - related party		52,500	52,500
TOTAL CURRENT ASSETS	106,217	730,151	72,278
PROPERTY AND EQUIPMENT
Football and office equipment, net of accumulated depreciation of $25,154 and $0	569,247	518,133
Football equipment		507,133	46,223
Office equipment		11,000	11,000
TOTAL PROPERTY AND EQUIPMENT	569,247	518,133	1,200,000
OTHER ASSETS
Trademarks	2,500	2,500	2,000
Security deposits	6,607	6,607	11,607
TOTAL OTHER ASSETS	9,107	9,107	13,607
TOTAL ASSETS	684,571	1,257,391	143,108
CURRENT LIABILITIES
Accounts payable	2,984,412	1,740,655	1,641,838
Accounts payable - related parties	208,297	210,868	177,868
Bank overdraft	710
Accrued former officer compensation and payroll taxes	777,111	777,111	37,111
Accrued expenses	303,697	367,756	338,251
Accrued payroll	128,000	25,726	0
Subscription payable	40,000
Deferred revenue		3,802	0
Accrued former officer compensation		740,000	740,000
State income taxes payable	110,154	110,154	110,154
Conversion option liability	176,295	197,508	208,503
Notes payable, net of $67,078 and $0 debt discounts	485,222	357,300	332,300
Notes payable, related party	55,000	55,000	55,000
Accrued interest	401,369	361,400	261,289
Accrued interest - related party	11,915	10,529	5,029
TOTAL CURRENT LIABILITIES	6,849,822	4,916,306	4,392,271
Common stock, $0.001 par value, 2,000,000,000 shares authorized; 604,029,492 and 527,327,424 shares issued and 602,529,492 and 525,827,424 shares outstanding at July 31, 2022 and April 30, 2022, respectively	602,529	525,827	418,062
Common stock issuable; 24,600,000 and 0 shares at July 31, 2022 and April 30, 2022, respectively	24,600	0	40
Additional paid-in capital	29,011,616	26,477,739	24,325,517
Accumulated deficit	(35,803,996)	(30,662,481)	(28,992,782)
TOTAL STOCKHOLDERS' DEFICIT	(6,165,251)	(3,658,915)	(4,249,163)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	684,571	1,257,391	143,108
Unsecured [Member]
STOCKHOLDERS' DEFICIT
Convertible unsecured promissory notes, net of $103,296 and $32,129 debt discounts and premiums	482,279	269,112	351,595
Secured Debt [Member]
STOCKHOLDERS' DEFICIT
Convertible unsecured promissory notes, net of $103,296 and $32,129 debt discounts and premiums	$ 685,361	$ 429,385	$ 133,333